Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	3.75% Convertible Notes	2% Convertible Notes	Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] 3.75% Convertible Notes	Additional Paid-in Capital [Member] 2% Convertible Notes	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]
Beginning balance	$ 44,176			$ 48	$ 525,679			$ (481,551)
Beginning balance (in shares) at Dec. 31, 2012				48,359,063
Beginning balance	124,597			$ 55	651,086			(526,525)	$ (19)
Exercise of options to purchase common stock (in shares)				872,073
Exercise of options to purchase common stock	$ 9,480			$ 1	9,479
Issuance for employee stock purchase plan (in shares)	12,970			12,970
Issuance for employee stock purchase plan	$ 445				445
Stock-based compensation expense	12,616				12,616
Restricted stock units vested, net of shares withheld for taxes (in shares)				217,281
Restricted stock units vested, net of shares withheld for taxes	(3,265)				(3,265)
Issuance of common stock, net of offering costs of $5.0 million (in shares)				4,715,000
Issuance of common stock, net of offering costs of $5.0 million	92,812			$ 5	92,807
Exercise of warrants to purchase common stock				47,392
Issuance of common stock pursuant to conversion of debt (in shares)				646,645
Issuance of common stock pursuant to conversion of debt	13,326			$ 1	13,325
Foreign currency translation adjustment, net of tax	(19)								(19)
Net loss	(44,974)							(44,974)
Beginning balance (in shares) at Dec. 31, 2013				54,870,424
Beginning balance at Dec. 31, 2013	124,597			$ 55	651,086			(526,525)	(19)
Beginning balance	124,597			55	651,086			(526,525)	(19)
Beginning balance	83,829			$ 56	661,811			(578,025)	(13)
Exercise of options to purchase common stock (in shares)				754,522
Exercise of options to purchase common stock	$ 11,085			$ 1	11,084
Issuance for employee stock purchase plan (in shares)	13,620			13,620
Issuance for employee stock purchase plan	$ 583				583
Stock-based compensation expense	22,432				22,432
Restricted stock units vested, net of shares withheld for taxes (in shares)				311,921
Restricted stock units vested, net of shares withheld for taxes	(8,665)				(8,665)
Allocation to equity for conversion feature of convertible notes		$ (61,728)	$ 34,455			$ (61,728)	$ 34,455
Issuance of common stock pursuant to conversion of debt (in shares)				348,535
Issuance of common stock pursuant to conversion of debt	12,564				12,564
Foreign currency translation adjustment, net of tax	6								6
Net loss	$ (51,500)							(51,500)
Beginning balance (in shares) at Dec. 31, 2014	56,299,022			56,299,022
Beginning balance at Dec. 31, 2014	$ 83,829			$ 56	661,811			(578,025)	(13)
Beginning balance	83,829			56	661,811			(578,025)	(13)
Beginning balance	$ 34,051			$ 57	686,193			(651,545)	(654)
Exercise of options to purchase common stock (in shares)	449,149			449,149
Exercise of options to purchase common stock	$ 7,199			$ 1	7,198
Issuance for employee stock purchase plan (in shares)	22,039			22,039
Issuance for employee stock purchase plan	$ 652				652
Stock-based compensation expense	19,178				19,178
Restricted stock units vested, net of shares withheld for taxes (in shares)				184,620
Restricted stock units vested, net of shares withheld for taxes	(2,646)				(2,646)
Foreign currency translation adjustment, net of tax	(641)								(641)
Net loss	$ (73,520)							(73,520)
Beginning balance (in shares) at Dec. 31, 2015	56,914,557			56,954,830
Beginning balance at Dec. 31, 2015	$ 34,051			$ 57	686,193			(651,545)	(654)
Beginning balance	$ 34,051			$ 57	$ 686,193			$ (651,545)	$ (654)